Income Taxes And Tax Status (Schedule of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes And Tax Status [Abstract]
Net operating loss carry-forward	$ 80,848	$ 83,865
Research and development credit carry-forward	6,603	7,608
Stock compensation	122	(28)
Patents and other	1,466	1,479
Contingent payment obligations	5,235	3,119
Inventories		139
Fixed assets	54	3
Accrued liabilities	64	200
Lease liabilities	77	142
Other		3
Deferred tax assets, gross	94,469	96,530
Less valuation allowance	(94,245)	(96,320)
Net deferred tax asset	224	210
Convertible debt	(224)	(210)
Deferred tax liabilities, gross	(224)	(210)
Net deferred tax asset